CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Millions		Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	[1]	$ 161	$ 220
Accounts receivable (net of allowance for doubtful accounts of $4 and $5, respectively)	[1]	393	324
Accounts receivable from affiliates		1	0
Inventories	[1]	418	440
Prepaid expenses		31	24
Other current assets		49	49
Total current assets		1,053	1,057
Property, plant and equipment, net	[1]	869	947
Operating lease right-of-use assets, net	[1]	33	38
Intangible assets, net	[1]	14	17
Investment in unconsolidated affiliates		107	104
Deferred income taxes		29	33
Other noncurrent assets		197	161
Total assets		2,302	2,357
Current liabilities:
Accounts payable	[1]	298	240
Accounts payable to affiliates		21	22
Accrued liabilities	[1]	120	118
Current operating lease liability		7	8
Current portion of debt	[1]	5	7
Total current liabilities		451	395
Long-term debt		949	950
Operating lease liability		29	33
Other noncurrent liabilities		335	338
Noncurrent payable to affiliates		17	17
Total liabilities		1,781	1,733
Commitments and contingencies (Notes 11 and 12)
Equity
Ordinary shares $0.001 par value, 200 shares authorized, each, 107 issued and outstanding, each		0	0
Additional paid-in capital		1,335	1,330
Retained deficit		(474)	(383)
Accumulated other comprehensive loss		(345)	(329)
Total Venator Materials PLC shareholders' equity		516	618
Noncontrolling interest in subsidiaries		5	6
Total equity		521	624
Total liabilities and equity		$ 2,302	$ 2,357

[1]	At September 30, 2021 and December 31, 2020, the following amounts from consolidated variable interest entities are included in the respective balance sheet captions above: $4 and $3 of cash and cash equivalents; $5 each of accounts receivable, net; $3 and $2 of inventories; $3 and $4 property, plant and equipment, net; nil and $1 of operating lease right-of-use assets; $6 and $8 of intangible assets, net; $2 each of accounts payable; $2 and $4 of accrued liabilities; nil and $2 of current portion of debt. See "Note 5. Variable Interest Entities."